Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Central Index Key	dei_EntityCentralIndexKey	0000811527
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2012
Prospectus Date	rr_ProspectusDate	Mar. 21, 2012
Supplement [Text Block]	hf811527_SupplementTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Fiduciary Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
1.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

2.	In connection with the reorganization of HighMark Large Cap Value Fund into HighMark Value Momentum Fund, the annual fees and expenses of the Value Momentum Fund will change. Accordingly, effective March 26, 2012, the subsections titled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” on page 38 of the Prospectus, under the section titled “FEES AND EXPENSES OF THE FUND,” are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fiduciary
Shares
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers and Expense Reimbursement[1]	0.13%
Net Expenses[1]†	1.00%

[1] The expense information in the table has been restated to reflect current fees.

† HighMark Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.00% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from March 26, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund’s future total return.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fiduciary Shares	$ 102	$ 333	$ 596	$ 1,350
3.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

Supplement One [Text Block]	hf811527_SupplementOneTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Retail Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
1.	Effective March 26, 2012, Class B Shares of HighMark Large Cap Core Equity Fund and HighMark California Intermediate Tax-Free Bond Fund (together, the “Funds”) will be terminated, and any outstanding Class B Shares of such Funds will be converted into Class A Shares of such Funds as of such date.

2.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

3.	In connection with the reorganization of HighMark Large Cap Value Fund into HighMark Value Momentum Fund, the annual fees and expenses of the Value Momentum Fund will change. Accordingly, effective March 26, 2012, the subsections titled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” on page 43 of the Prospectus, under the section titled “FEES AND EXPENSES OF THE FUND,” are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses	0.53%	0.53%	0.28%
Total Annual Fund Operating Expenses	1.38%	1.88%	1.88%
Fee Waivers and Expense Reimbursement[1]	0.13%	0.03%	0.03%
Net Expenses[1]†	1.25%	1.85%	1.85%

[1] The expense information in the table has been restated to reflect current fees.

† HighMark Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.25%, 1.85% and 1.85%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from March 26, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund’s future total return.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 670	$ 938	$ 1,239	$ 2,094
Class B Shares	$ 688	$ 885	$ 1,210	$ 2,066
Class C Shares	$ 288	$ 585	$ 1,010	$ 2,196
You would pay the following expenses if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$ 188	$ 585	$ 1,010	$ 2,066
Class C Shares	$ 188	$ 585	$ 1,010	$ 2,196
4.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

Supplement Two [Text Block]	hf811527_SupplementTwoTextBlock
HighMark Funds
HighMark Value Momentum Fund
Supplement dated March 21, 2012 to
the Class U Shares Prospectus dated October 7, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

Large Cap Core Equity Fund | EFIAA Retail
Risk/Return:	rr_RiskReturnAbstract
Supplement One [Text Block]	hf811527_SupplementOneTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Retail Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
1.	Effective March 26, 2012, Class B Shares of HighMark Large Cap Core Equity Fund and HighMark California Intermediate Tax-Free Bond Fund (together, the “Funds”) will be terminated, and any outstanding Class B Shares of such Funds will be converted into Class A Shares of such Funds as of such date.

Large Cap Value Fund | EFIAA Fiduciary
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf811527_SupplementTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Fiduciary Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
1.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

Large Cap Value Fund | EFIAA Retail
Risk/Return:	rr_RiskReturnAbstract
Supplement One [Text Block]	hf811527_SupplementOneTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Retail Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

2.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

Value Momentum Fund | EFIAA Fiduciary
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf811527_SupplementTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Fiduciary Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
1.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

2.	In connection with the reorganization of HighMark Large Cap Value Fund into HighMark Value Momentum Fund, the annual fees and expenses of the Value Momentum Fund will change. Accordingly, effective March 26, 2012, the subsections titled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” on page 38 of the Prospectus, under the section titled “FEES AND EXPENSES OF THE FUND,” are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fiduciary
Shares
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers and Expense Reimbursement[1]	0.13%
Net Expenses[1]†	1.00%

[1] The expense information in the table has been restated to reflect current fees.

† HighMark Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.00% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from March 26, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.97%. Any such recoupment would reduce the Fund’s future total return.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fiduciary Shares	$ 102	$ 333	$ 596	$ 1,350
3.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

Value Momentum Fund | EFIAA Retail
Risk/Return:	rr_RiskReturnAbstract
Supplement One [Text Block]	hf811527_SupplementOneTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Retail Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
2.	On December 6, 2011, the Board of Trustees of HighMark Funds (the “Board of Trustees”) voted, subject to shareholder approval, to reorganize HighMark Large Cap Value Fund into HighMark Value Momentum Fund. In connection with such vote, a Special Meeting of Shareholders of the Large Cap Value Fund was called by the Board of Trustees for the purpose of voting on the reorganization of the Large Cap Value Fund into the Value Momentum Fund, which shareholder meeting took place on March 16, 2012.

As a result of the shareholders’ approval of the reorganization, it is expected that on March 26, 2012, the Large Cap Value Fund will transfer all of its assets to the Value Momentum Fund in exchange for Shares of the Value Momentum Fund and the Value Momentum Fund’s assumption of the Large Cap Value Fund’s liabilities and obligations; and the Large Cap Value Fund will distribute to its shareholders such Shares of the Value Momentum Fund in liquidation of the Large Cap Value Fund. As a consequence of this reorganization, Shares of the Large Cap Value Fund will no longer be available for purchase, nor may Shares of other series of HighMark Funds be exchanged for Shares of the Large Cap Value Fund.

3.	In connection with the reorganization of HighMark Large Cap Value Fund into HighMark Value Momentum Fund, the annual fees and expenses of the Value Momentum Fund will change. Accordingly, effective March 26, 2012, the subsections titled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” on page 43 of the Prospectus, under the section titled “FEES AND EXPENSES OF THE FUND,” are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
	Shares	Shares	Shares
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses	0.53%	0.53%	0.28%
Total Annual Fund Operating Expenses	1.38%	1.88%	1.88%
Fee Waivers and Expense Reimbursement[1]	0.13%	0.03%	0.03%
Net Expenses[1]†	1.25%	1.85%	1.85%

[1] The expense information in the table has been restated to reflect current fees.

† HighMark Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.25%, 1.85% and 1.85%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from March 26, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund’s future total return.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 670	$ 938	$ 1,239	$ 2,094
Class B Shares	$ 688	$ 885	$ 1,210	$ 2,066
Class C Shares	$ 288	$ 585	$ 1,010	$ 2,196
You would pay the following expenses if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$ 188	$ 585	$ 1,010	$ 2,066
Class C Shares	$ 188	$ 585	$ 1,010	$ 2,196
4.	Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

Value Momentum Fund | EFIAA Class U
Risk/Return:	rr_RiskReturnAbstract
Supplement Two [Text Block]	hf811527_SupplementTwoTextBlock
HighMark Funds
HighMark Value Momentum Fund
Supplement dated March 21, 2012 to
the Class U Shares Prospectus dated October 7, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective March 26, 2012, the name of HighMark Value Momentum Fund will be changed to “HighMark Value Fund.” Accordingly, effective March 26, 2012, all references in the Prospectus to “Value Momentum Fund” will be changed to “Value Fund.”

California Intermediate Tax-Free Bond Fund | EFIAA Retail
Risk/Return:	rr_RiskReturnAbstract
Supplement One [Text Block]	hf811527_SupplementOneTextBlock
HighMark Funds
Equity Funds
Fixed Income Funds
Asset Allocation Funds
Supplement dated March 21, 2012 to
the Retail Shares Prospectus dated December 1, 2011
This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.
1.	Effective March 26, 2012, Class B Shares of HighMark Large Cap Core Equity Fund and HighMark California Intermediate Tax-Free Bond Fund (together, the “Funds”) will be terminated, and any outstanding Class B Shares of such Funds will be converted into Class A Shares of such Funds as of such date.